Shareholder Report, Average Annual Return (Details)	4 Months Ended	12 Months Ended	24 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025
Blueprint Chesapeake Multi-Asset Trend ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		36.89%	8.76%
Chesapeake Trend-Following Fixed Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.64%)
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%	20.91%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.80%)